Other Components of Equity - Summary of Movement of Hedging Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Balance at the beginning	₨ 913,521.0		₨ 538,842.2
Gain/(loss) recognized on cash flow hedges	(90,571.2)	$ (1,309.7)	106,093.1	₨ (262,959.2)
Balance at the end	558,067.4	8,069.9	913,521.0	538,842.2
Hedging reserve [Member]
Balance at the beginning	(39,224.0)	(567.2)	(206,143.3)	(84,860.0)
Effect of transition to IFRS 9 (refer note 2(x))	(2,819.8)	(40.8)		659.5
Gain/(loss) recognized on cash flow hedges	(89,824.6)	(1,298.9)	104,219.6	(258,874.4)
Income tax relating to gain/loss recognized on cash flow hedges	16,974.8	245.5	(19,598.8)	49,566.0
(Gain)/loss reclassified to profit or loss	79,903.6	1,155.4	101,603.1	109,106.8
Income tax relating to gain/loss reclassified to profit or loss	(15,181.1)	(219.5)	(19,304.6)	(21,741.2)
Amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges	(12,959.4)	(187.4)
Tax on amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges	2,462.3	35.7
Balance at the end	₨ (60,668.2)	$ (877.2)	₨ (39,224.0)	₨ (206,143.3)